Filed with the U.S. Securities and Exchange Commission on December 22, 2016

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	257	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	258	☒

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6802

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 29, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

ATAC

ROTATION MUTUAL FUNDS

Managed by Pension Partners

Alternative and Equity Mutual Funds

ATAC Beta Rotation Fund – Investor Class (BROTX)

ATAC Inflation Rotation Fund – Investor Class (ATACX)

Prospectus

December 29, 2016

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

ATAC Funds
Series of Managed Portfolio Series (the “Trust”)

Table of Contents - Prospectus

Summary Section

ATAC Beta Rotation Fund

Investment Objective
The ATAC Beta Rotation Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	2.50%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses (1)	4.11%
Less: Fee Waiver and Expense Reimbursement (2)	(2.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)	1.86%
(1)	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement does not correlate to the ratios of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
(2)	Pension Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay certain Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage, interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.75% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is in effect and cannot be terminated through at least December 28, 2017. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$189	$1,044	$1,915	$4,160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,754% of the average value of its portfolio.

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Principal Investment Strategies
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets primarily in shares of ETFs that track various indices, sometimes referred to in this Prospectus as “Underlying ETFs.”  These indices may track the performance of specific sectors of broad market indices (e.g., a large grouping of companies operating within the market that share similar characteristics).  The Fund may also invest in exchange-traded notes (“ETNs”).  ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Adviser intends to invest in Underlying ETFs that correspond to one or more sectors.  The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large domestic or foreign companies, which may include companies located in emerging markets.  The Fund, however, reserves the right to invest all of its assets in any one sector depending upon market conditions.

Accelerated Time And Capital (“ATAC”) in the Fund’s name refers to the Adviser’s proprietary brand and investment approach which is designed to target various segments of the investable landscape by allocating primarily between cyclical and defensive sectors depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, market conditions have historically tended to favor high beta, more cyclical sectors of the economy such as materials, energy, technology, industrials, consumer discretionary, and financials. When indicators suggest equity volatility is likely to rise, market conditions have historically tended to favor low beta, less cyclical and more defensive sectors of the economy such as utilities, consumer staples, healthcare, and telecommunications. “Beta” is a quantitative measure of the price volatility of a security relative to the overall market. The Adviser’s ATAC approach allocates Fund assets into and out of specific sectors that the Adviser has identified, based on these indicators, as being likely to outperform and underperform, respectively. Using the ATAC approach, the Adviser allocates Fund assets in a manner that it believes will maximize both the length of time that Fund assets are invested in potentially outperforming sectors and the amount of capital invested in such sectors, while minimizing the amount of capital and time that Fund assets are invested in potentially underperforming sectors in the near-term.

The Adviser uses quantitative signals that help to that identify ETFs in which to position the Fund’s portfolio.  Using ETFs allows for liquid and timely exposure to desired markets and provides the Fund with the ability to reposition holdings in dynamic investing environments.

The Fund can make aggressive moves into or out of any particular sector on a short-term basis and, as a result, the Adviser expects that the Fund will have a high portfolio turnover rate.  The Adviser also anticipates that the Fund’s portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  Because the Fund pays transaction costs, such as commissions, when it buys and sells ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

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General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Asset Allocation Risk.  The Fund’s allocation among Underlying ETFs representing various sectors may not produce the desired results.

Sector Risk.  The value of an Underlying ETF that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated.  Events negatively affecting the industries or market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.

Consumer Staples. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

Energy. Changes in supply and demand, the price of oil and gas, exploration and production spending, government regulation, world events, economic conditions, international politics, energy conservation, and the success of exploration projects, may affect companies in this sector.

Financials. Changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation may affect companies in this sector.

Healthcare. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

Industrials. Changes in supply and demand, government regulation, world events, and economic conditions may affect companies in this sector.

Materials.  Changes in commodity prices, currency prices, import controls, supply and demand, economic cycles, worldwide competition, environmental liability, resource depletion, government regulation and labor disputes may affect companies in this sector.

Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

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Telecommunications. Changes in government regulation, rapid innovation, intellectual property issues and competition may affect companies in this sector.

Utilities. Changes in government regulation, price controls, financing costs, and competition may affect companies in this sector.

Limited Holdings Risk.  The Fund may invest in a single or small number of Underlying ETFs, which may result in increased volatility.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  The Fund anticipates that its portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  This may mean that you would likely have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing securities for the Fund through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

ETN Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

ETF Risk.  The market price of the shares of an Underlying ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market for an Underlying ETF’s shares may not develop and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying ETFs Expense Risk. The Underlying ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The principal risks resulting from investments in the Underlying ETFs include:

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  An Underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Tracking Risk.  Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

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Aggressive Investment Technique Risk.  Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Foreign Securities Risk.  Investments in securities issued by foreign issuers involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies.  These risks are greater in emerging markets.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, and economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Derivative Risk.  Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

Leverage Risk.  Some Underlying ETFs may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for the annual period ended December 31, 2015.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual returns compared with a broad-based securities market index.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.atacfunds.com or by calling 855-ATACFUND (855-282-2386).

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Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q4 2015 7.59%	Q3 2015 (6.90)%

Year-to-Date as of September 30, 2016
6.33%

Average Annual Total Returns for the periods ended December 31, 2015
	One Year	Since Inception (4/9/2014)
Investor Class Shares
Return Before Taxes	(1.62)%	1.56%
Return After Taxes on Distributions	(1.62)%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	(0.92)%	0.86%
S&P 500 Index	1.38%	7.41%

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than certain other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Pension Partners, LLC is the Fund’s investment adviser.

Portfolio Managers

Edward Dempsey, CFP®, is Founder, Portfolio Manager and Chief Investment Officer of Pension Partners, LLC.  Michael Gayed, CFA, is Portfolio Manager and Chief Investment Strategist at Pension Partners, LLC. Mr. Dempsey and Mr. Gayed are responsible for the day-to-day management of the Fund.  Each has managed the Fund since its inception in 2014.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (ATAC Beta Rotation Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 855-ATACFUND (855-282-2386) or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment amount is $2,500.  The minimum investment amount for subsequent investments is $100.

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Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements generally will be taxed as ordinary income when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ATAC Inflation Rotation Fund

Investment Objective
The ATAC Inflation Rotation Fund (the “Fund”) seeks to achieve absolute positive returns over time.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service ( Rule 12b-1) Fee	0.25%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.22%
Interest Expense	0.28%
Total Annual Fund Operating Expenses (1)	2.31%
Less: Fee Waiver and Expense Reimbursement (2)	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)	2.24%
(1)	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement does not correlate to the ratios of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
(2)	Pension Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay certain Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage, interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is in effect and cannot be terminated through at least December 28, 2017. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$227	$715	$1,229	$2,640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,311% of the average value of its portfolio.

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Principal Investment Strategies
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets primarily in shares of a diversified portfolio of exchange-traded funds (“ETFs”) that track various indices or multiples thereof, sometimes referred to in this Prospectus as “Underlying ETFs.”  These indices may track the performance of the equity, fixed income and/or commodities markets, in general, or the performance of specific sectors (e.g., a large grouping of companies operating within the market that share similar characteristics) or market segments (e.g., large, medium, or small capitalization domestic and/or foreign companies, including those in emerging markets).  Underlying ETFs may also include “inverse” or “short” ETFs that are designed to deliver the opposite return of an index. The Fund may also invest in ETFs that seek to achieve returns on a daily or monthly basis that are a multiple of the returns of the target index through the utilization of leveraging techniques.  The Fund may also invest in exchange-traded notes (“ETNs”).  ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Adviser intends to invest in Underlying ETFs that correspond to one or more asset classes.  The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large domestic or foreign companies, which may include companies located in emerging markets.  Underlying ETFs may also hold fixed income securities such as government and corporate bonds issued by a variety of domestic and foreign entities.  These fixed income securities may have varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., high quality, investment grade or below investment grade, also known as “junk bonds”).  In addition, the Fund may invest in Underlying ETFs that hold commodity-linked derivative instruments or invest in the securities of issuers involved in commodity-related businesses, including but not limited to oil refineries, mining companies, and paper mills.  The Fund, however, reserves the right to invest all of its assets in any one asset class depending upon market conditions. When investing in Underlying ETFs that track multiples of various indices, the Fund limits its investments in such Underlying ETFs to 25% of total assets at the time of purchase.  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.

Accelerated Time And Capital (“ATAC”) in the Fund’s name refers to the Adviser’s proprietary brand and investment approach which is designed to target various segments of the investable landscape by allocating primarily between equities and bonds depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, stocks tend to outperform bonds, and when indicators suggest equity volatility is likely to rise, bonds tend to outperform stocks. The Adviser’s ATAC approach allocates into equities, bonds or commodities based on these historical observations and attempts to identify specific areas within each asset class which have the near-term potential to outperform.  The Adviser uses quantitative signals that help to identify the ETFs in which to position the Fund’s portfolio.  Using ETFs allows for liquid and timely exposure to desired markets and provides the Fund with the ability to reposition holdings in dynamic investing environments.

The Fund can make aggressive moves into or out of any particular asset class on a short-term basis and, as a result, the Adviser expects that the Fund will have a high portfolio turnover rate.  The Adviser anticipates that the Fund’s portfolio turnover could exceed 1,000% on an annual basis, depending on market conditions.  Because the Fund pays transaction costs, such as commissions, when it buys and sells ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance.

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Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.  The use of leverage may magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. The use of leverage may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Asset Allocation Risk.  The Fund’s allocation among Underlying ETFs with various asset classes and investments may not produce the desired results.

Limited Holdings Risk.  The Fund may invest in a single or small number of Underlying ETFs, which may result in increased volatility.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  The Fund anticipates that its portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  This may mean that you would likely have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing securities for the Fund through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities.  Although leverage can increase the investment returns of the Fund if the Underlying ETFs that the Fund holds increase in value in an amount exceeding the cost of the borrowing, if the Underlying ETFs decrease in value the Fund will suffer a greater loss than would have resulted without the use of leverage.  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.  The use of leverage may magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. The use of leverage may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

ETN Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

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ETF Risk.  The market price of the shares of an Underlying ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying ETFs Expense Risk. The Underlying ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The principal risks resulting from investments in the Underlying ETFs include:

Bond Market Risk.  These risks apply to the extent the Underlying ETFs hold fixed-income securities.  Interest rate risk is the risk that interest rates may go up resulting in a decrease in the value of the securities held by the Underlying ETFs.  Maturity risk is the risk that the longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.

High-Yield Securities Risk.  The fixed-income securities held by Underlying ETFs that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  An Underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Tracking Risk.  Although an Underlying ETF may seek to match positively or negatively the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

Compounding Risk.  As a result of mathematical compounding and because Underlying ETFs that seek to achieve returns that are a multiple of the target index often have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses.  Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Inverse or Short Correlation Risk.  If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.  This risk is compounded if the Underlying ETF seeks to achieve a return that is a multiple of the inverse performance of its index.

Aggressive Investment Technique Risk.  Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Foreign Securities Risk.  Investments in securities issued by foreign issuers involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies.  These risks are greater in emerging markets.

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Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Derivative Risk.  Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

Leverage Risk.  Some Underlying ETFs may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Short Sales Risk.  Underlying ETFs may engage in short sales which could cause an Underlying ETF’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2015.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual returns compared with broad-based securities market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.atacfunds.com or by calling 855-ATACFUND (855-282-2386).

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Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q1 2015 9.16%	Q3 2014 (10.49)%

Year-to-Date as of September 30, 2016
5.69%

Average Annual Total Returns for the periods ended December 31, 2015
	One Year	Since Inception (9/10/2012)
Investor Class Shares
Return Before Taxes	1.73%	2.66%
Return After Taxes on Distributions	1.73%	1.77%
Return After Taxes on Distributions and Sale of Fund Shares	0.98%	1.70%
ATAC Inflation Rotation Blended Index(1)	(1.44)%	5.06%
Bloomberg Barclays U.S. Aggregate Bond Index	0.55%	1.51%
Russell 3000® Index	0.48%	13.61%
Russell Emerging Markets Index	(12.51)%	(1.71)%
Lipper Flexible Portfolio Funds Index	(2.53)%	5.72%
(1) The ATAC Inflation Rotation Blended Index is constituted of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 33.33% Russell 3000® Index, and 16.67% Russell Emerging Markets Index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Pension Partners, LLC is the Fund’s investment adviser.

Portfolio Managers

Edward Dempsey, CFP®, is the Founder, Portfolio Manager and Chief Investment Officer of Pension Partners, LLC.  Michael Gayed, CFA, is Portfolio Manager and Chief Investment Strategist at Pension Partners, LLC. Mr. Dempsey and Mr. Gayed are responsible for the day-to-day management of the Fund.  Each has managed the Fund since its inception in 2012.

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Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (ATAC Inflation Rotation Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 855-ATACFUND (855-282-2386) or through a financial intermediary.  You many also purchase or redeem Fund shares by wire transfer.  The minimum initial investment amount is $2,500.  The minimum investment amount for subsequent investments is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements generally will be taxed as ordinary income when withdrawn from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objectives

The ATAC Beta Rotation Fund’s (the “Beta Rotation Fund”) investment objective is capital appreciation.  The ATAC Inflation Rotation Fund’s (the “Inflation Rotation Fund”) investment objective is absolute positive returns over time.  The Beta Rotation Fund’s and the Inflation Rotation Fund’s (the “Funds”) investment objective is not fundamental and may be changed without the approval of a Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

To achieve each Fund’s investment objective, the Adviser invests each Fund’s assets primarily in shares of ETFs that track various indices or multiples thereof, sometimes referred to in this Prospectus as “Underlying ETFs.”

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including Underlying ETFs.  However, registered investment companies are permitted to invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in exemptive orders issued to certain Underlying ETFs.  Included among these conditions is a requirement that such Underlying ETFs enter into an agreement with the Funds that is consistent with relevant terms of the Section 12(d)(1) exemptive order that the underlying ETF has obtained from the SEC permitting such investments.  The Funds anticipate that they will enter into agreements with certain Underlying ETFs that permit the Funds to invest in the Underlying ETFs beyond the limits of Section 12(d)(1) of the 1940 Act.

Each Fund can make aggressive moves into or out of any particular asset class or sector on a short-term basis and, as a result, the Adviser expects that each Fund will have a high portfolio turnover rate.  The Adviser also anticipates that a Fund’s portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  Because the Funds pay transaction costs, such as commissions, when they buy and sell ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples above, affect a Fund’s performance.

Beta Rotation Fund

The Beta Rotation Fund invests in Underlying ETFs that track various indices that in turn track the performance of specific sectors of broad market indices (e.g., a large grouping of companies operating within the market that share similar characteristics). The Beta Rotation Fund may also invest in ETNs.  ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Adviser intends to invest in Underlying ETFs that correspond to one or more sectors.  The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large domestic or foreign companies, which may include companies located in emerging markets.  The Beta Rotation Fund, however, reserves the right to invest all of its assets in any one sector depending upon market conditions.

“ATAC” in the Beta Rotation Fund’s name refers to the Adviser’s proprietary brand and investment approach which is designed to target various segments of the investable landscape by allocating primarily between cyclical and defensive sectors depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, market conditions have historically tended to favor high beta, more cyclical sectors of the economy such as materials, energy, technology, industrials, consumer discretionary, and financials. When indicators suggest equity volatility is likely to rise, market conditions have historically tended to favor low beta, less cyclical and more defensive sectors of the economy such as utilities, consumer staples, healthcare, and telecommunications. “Beta” is a quantitative measure of the price volatility of a security relative to the overall market.  The Adviser’s ATAC approach allocates Beta Rotation Fund assets into and out of specific sectors that the Adviser has identified, based on these indicators, as being likely to outperform and underperform, respectively.  Using the ATAC approach, the Adviser allocates Beta Rotation Fund assets in a manner that it believes will maximize both the length of time that Beta Rotation Fund assets are invested in potentially outperforming sectors and the amount of capital invested in such sectors, while minimizing the amount of capital and time that Beta Rotation Fund assets are invested in potentially underperforming sectors.

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The Adviser actively manages the Beta Rotation Fund’s portfolio using tactical approach which is not dependent on a particular sector generating performance, but rather focuses on having the flexibility and ability to allocate money across different sectors at different points in the investment cycle.  The dynamic nature of the investment strategy means the Adviser may buy and rotate securities to accelerate the time of investment and capital expenditure into outperforming sectors.  This will be done through the use of Underlying ETFs to allow for liquid and timely exposure and to provide the Beta Rotation Fund with the ability to reposition holdings in dynamic investing environments.  The Adviser uses a quantitative model that identifies ETFs in which to position the Beta Rotation Fund’s portfolio.  Using ETFs allows for liquid and timely exposure to desired markets and provides the Beta Rotation Fund with the ability to reposition holdings in dynamic investing environments.

Inflation Rotation Fund

The Inflation Rotation Fund invests in Underlying ETFs that track various indices, or multiples thereof, that in turn track the performance of the equity, fixed income and/or commodities markets. Underlying ETFs may also include “inverse” or “short” ETFs that are designed to deliver the opposite return of an index.  The Fund may also invest in ETFs that seek to achieve returns on a daily or monthly basis that are a multiple of the returns of the target index through the utilization of leveraging techniques.

The Adviser intends to invest in Underlying ETFs that correspond to one or more asset classes.  The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large domestic or foreign companies, including those in emerging markets.  Underlying ETFs may also hold fixed income securities such as government and corporate bonds issued by a variety of domestic and foreign entities.  These fixed income securities may have varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., high quality, investment grade or below investment grade, also known as “junk bonds”).  In addition, the Inflation Rotation Fund may invest in Underlying ETFs that hold commodity-linked derivative instruments or invest in the securities of issuers involved in commodity-related businesses, including but not limited to oil refineries, mining companies, and paper mills.  The Inflation Rotation Fund, however, reserves the right to invest all of its assets in any one asset class depending upon market conditions. When investing in Underlying ETFs that track multiples of various indices, the Inflation Rotation Fund limits its investments in such Underlying ETFs to 25% of total assets at the time of purchase.  Additionally, the Inflation Rotation Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.

“ATAC” in the Inflation Rotation Fund’s name refers to the Adviser’s proprietary brand and investment approach, which is designed to target various segments of the investable landscape by allocating primarily between equities and bonds depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, stocks tend to outperform bonds and when indicators suggest equity volatility is likely to rise, bonds tend to outperform stocks. The Adviser’s ATAC approach allocates into equities, bonds or commodities based on these historical observations and attempts to identify specific areas within each asset class which have the near-term potential to outperform.

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The Adviser actively manages the Inflation Rotation Fund’s portfolio using tactical asset allocation which is not dependent on a particular market generating performance, but rather focuses on having the flexibility and ability to allocate money across different asset classes at different points in the investment cycle.  The dynamic nature of the investment strategy means the Adviser may buy and rotate securities to accelerate the time of investment and capital expenditure into outperforming markets.  This is done through the use of Underlying ETFs to allow for liquid and timely exposure and to provide the Inflation Rotation Fund with the ability to reposition holdings in dynamic investing environments.

Cash or Similar Investments and Temporary Strategies of the Funds.  At the Adviser’s discretion, each Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  To the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in such instruments.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Funds.  The principal risks of investing in the Funds are:

General Market Risk (both Funds).  The NAV and investment return of each Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in a Fund.  The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  Continuing market volatility may have adverse effects on the Funds.

Newer Fund Risk (Beta Rotation Fund).  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Trust’s Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of Fund liquidation may not be favorable to certain individual shareholders.

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Management Risk (both Funds).  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform the market or other mutual funds with similar investment objectives.

Asset Allocation Risk (both Funds).  A Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among the Underlying ETFs in which it invests according to the Fund’s asset allocation targets and ranges. It is possible that the Adviser will focus on an Underlying ETF that performs poorly or underperforms other Underlying ETFs under various market conditions.  You could lose money on your investment in a Fund as a result of these allocation decisions. To the extent that a Fund invests a significant portion of its assets in a single Underlying ETF, it will be particularly sensitive to the risks associated with that Underlying ETF and any investments in which that Underlying ETF concentrates.

Sector Risk (Beta Rotation Fund).  The value of an Underlying ETF that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the Underlying ETF as compared with an ETF that does not have its holdings similarly concentrated.  Events negatively affecting the industries or market sectors in which the Underlying ETF has invested are therefore likely to cause the value of its shares to decrease, perhaps significantly.

Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.

Consumer Staples. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

Energy. Changes in supply and demand, the price of oil and gas, exploration and production spending, government regulation, world events, economic conditions, international politics, energy conservation, and the success of exploration projects, may affect companies in this sector.

Financials. Changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation may affect companies in this sector.

Healthcare. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

Industrials. Changes in supply and demand, government regulation, world events, and economic conditions may affect companies in this sector.

Materials.  Changes in commodity prices, currency prices, import controls, supply and demand, economic cycles, worldwide competition, environmental liability, resource depletion, government regulation and labor disputes may affect companies in this sector.

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Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

Telecommunications. Changes in government regulation, rapid innovation, intellectual property issues and competition may affect companies in this sector.

Utilities. Changes in government regulation, price controls, financing costs, and competition may affect companies in this sector.

Limited Holdings Risk (both Funds).  A Fund may invest in a single or small number of Underlying ETFs, which may result in increased volatility.

Portfolio Turnover Risk (both Funds).  A high portfolio turnover rate (100% or more) has the potential to result in the realization by a Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect a Fund’s performance.

Leverage Risk (Inflation Rotation Fund). Leverage is the practice of borrowing money to purchase securities.  Although leverage can increase the investment returns of the Fund if the Underlying ETFs that the Fund holds increase in value in an amount exceeding the cost of the borrowing, if the Underlying ETFs decrease in value the Fund will suffer a greater loss than would have resulted without the use of leverage.

ETN Risk (both Funds).  ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.  The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ETF Risk (both Funds).  Because each Fund invests primarily in Underlying ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an Underlying ETF’s shares may trade at a discount to its NAV per share, an active secondary trading market may not develop or be maintained, and trading may be halted by, or the Underlying ETF may be delisted from, the exchange in which it trades, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular Underlying ETF could result in it being more volatile than the Underlying ETF’s underlying portfolio of securities.  Underlying ETFs are also subject to the risks of the underlying securities or sectors the Underlying ETF is designed to track.  In addition, there are brokerage commissions paid in connection with buying or selling Underlying ETF shares.

Underlying ETFs Expense Risk (both Funds).  The Underlying ETFs have management fees and other expenses. Each Fund will bear its pro rata portion of these expenses and therefore a Fund’s expenses may be higher than if it invested directly in securities.

The principal risks resulting from investments in the Underlying ETFs include:

Bond Market Risk (Inflation Rotation Fund). The Fund may invest in Underlying ETFs that are invested in a broad range of bonds or other fixed-income securities.  To the extent that an Underlying ETF is so invested, the return on and value of an investment in the Fund will fluctuate with the Underlying ETF’s fixed-income investments.  Fixed-income securities are generally subject to the following types of risks:

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•	Interest Rate Risk. When interest rates rise, a fixed-income security’s market value typically declines.

•	Maturity Risk. The longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility.

•	Credit Quality Risk. A fixed-income security’s value can also be affected by changes in the security’s credit quality rating or its issuer’s financial condition. This means that the underlying issuer may experience financial problems causing it to be unable to meet its payment obligations.

Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, government fiscal policy, and domestic or worldwide economic conditions.

High-Yield Securities Risk (Inflation Rotation Fund).  The Fund may invest in Underlying ETFs that are invested in high-yield securities.  Fixed-income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

Large-Cap Company Risk (both Funds).  The Underlying ETF’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.

Mid-Cap and Small-Cap Companies Risk (both Funds).  Mid-cap and small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap and small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if an Underlying ETF wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

Tracking Risk (both Funds).  Although an Underlying ETF may seek to match positively or negatively the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

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Compounding Risk (Inflation Rotation Fund).  As a result of mathematical compounding and because Underlying ETFs that seek to achieve returns that are a multiple of the target index often have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses.  Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Inverse or Short Correlation Risk (Inflation Rotation Fund).  If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.  This risk is compounded if the Underlying ETF seeks to achieve a return that is a multiple of the inverse performance of its index.

Aggressive Investment Technique Risk (both Funds).  The Underlying ETFs in which a Fund invests, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.  Such instruments may expose a Fund to potentially dramatic changes in the value of the instruments and the imperfect correlation between the value of the instruments and the security or index.

Foreign Securities Risk (both Funds).  The risks of investing in securities of foreign issuers involves risks not generally associated with investments in securities of U.S. issuers, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.  These risks are greater in emerging markets.

Emerging Markets Risk (both Funds). Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid, more volatile and may have a lower level of government oversight than securities markets in more developed countries.

Derivative Risk (both Funds).  Some Underlying ETFs may use derivative instruments which derive their value from an underlying asset, currency or index.  The term “derivatives” covers a broad range of investments, including futures, options and swap agreements.  For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities.  Investments in such Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.  These risks are heightened when an Underlying ETF uses derivatives to enhance returns or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying ETF.  The success of such derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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Leverage Risk (both Funds).  Some Underlying ETFs may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Short Sales Risk (Inflation Rotation Fund).  Some of the Underlying ETFs in which the Fund invests will engage in short sales, which may cause an Underlying ETF’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying ETF to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying ETF replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause the Fund’s performance to suffer to the extent it invests in such an Underlying ETF.

Commodities Risk (Inflation Rotation Fund).  The Underlying ETFs may invest in commodity-linked derivative instruments and companies involved in commodity-related businesses.  Such investments may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for greater loss.

Portfolio Holdings

A complete description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Pension Partners, LLC which is located at 453 West 17th Street, Suite 2SW, New York, New York 10011.  The Adviser was founded in 1999 and serves as investment adviser primarily to individuals, pension and profit sharing plans and charitable organizations using investment strategies similar to that of the Funds.  As of August 31, 2016, the Adviser’s assets under advisement was $203.2 million.  Under the Advisory Agreement, the Adviser manages the Funds’ investments subject to the supervision of the Board.

The Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its Advisory Agreement.  For its services, each Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.25% of the Fund’s average daily net assets.

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Fund Expenses. Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive all or a portion of its management fees, and reimburse each Fund for certain operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage, interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.75% of the average daily net assets of the Beta Rotation Fund and 1.74% of the average daily net assets of the Inflation Rotation Fund.  Management fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee waiver and expense reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least December 28, 2017. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.

As a result of the Operating Expenses Limitation Agreement the Adviser has with the Funds, the Adviser was effectively paid a management fee equal to 1.18% of the Inflation Rotation Fund’s average daily net assets for the fiscal year ended August 31, 2016 and the Adviser received no management fee for the Beta Rotation Fund for the fiscal year ended August 31, 2016.

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is available in the Semi-Annual Report to shareholders for the period ended February 29, 2016.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

Edward M. Dempsey, CFP®
Mr. Dempsey founded the Adviser in 1999 and has since served as a Portfolio Manager and Chief Investment Officer.  For over 25 years, Mr. Dempsey has provided professional management and advice in the areas of pension planning and investment management.  Mr. Dempsey is a Certified Financial Planner®.  His views are frequently sought on national media outlets in both print and television.  Mr. Dempsey received his B.S degree from St. Peter’s University.

Michael A. Gayed, CFA
Mr. Gayed joined the Adviser in 2010 and is its Chief Investment Strategist and a portfolio manager.  As Chief Investment Strategist, Mr. Gayed helps to structure portfolios to best take advantage of various strategies designed to maximize the amount of time and capital spent in potentially outperforming investments.  Prior to this role, from 2009 to 2010, Mr. Gayed served as a portfolio manager for a large international investment group, trading long/short investment ideas in an effort to capture excess returns.  Mr. Gayed also served as a portfolio strategist and business development consultant for the Adviser during 2009.  From 2004 to 2008, Mr. Gayed was a Portfolio Strategist at AmeriCap Advisers, LLC, a registered investment advisory firm which managed equity portfolios for large institutional clients. As a member of the investment committee at AmeriCap Advisers, LLC, Mr. Gayed performed detailed analysis on various stocks and worked closely with the principals of the firm to structure client portfolios.  In 2007, he launched a long/short hedge fund, using various trading strategies focused on taking advantage of stock market anomalies.  Mr. Gayed earned his B.S. in Finance and Management from New York University and holds the Chartered Financial Analyst designation.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price of a Fund’s shares is its net asset value (“NAV”).  A Fund’s NAV is calculated by dividing a Fund’s total assets, less its liabilities, by the number of shares outstanding.  The NAV is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect a Fund’s NAV.

Each Fund’s assets consist primarily, if not exclusively, of shares of Underlying ETFs valued at the last reported sale price on the exchange on which the Underlying ETF is principally traded.  If, on a particular day, an Underlying ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.  The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

How to Purchase Fund Shares

Shares of each Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below). Shares may be purchased directly from the Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

Shares of the Funds have not been registered and are not offered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by a Fund or the Transfer Agent.

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Investment Minimums.  The minimum initial investment amount is $2,500 and the minimum investment amount for subsequent investments is $100.  Each Fund reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Funds’ Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining your account.

If you place an order for a Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Funds’ behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	The name of the Fund(s) to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund or a wire transfer received by the Fund.

An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

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Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the NAV next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund:

Regular Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 855-ATACFUND (855-282-2386) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of the Fund(s)]
[Shareholder Name/Account Registration]
[Shareholder Account Number]

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds and your account has been open for at least 15 calendar days, you may purchase additional shares by telephoning the Funds toll free at 855-ATACFUND (855-282-2386).  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the NAV determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

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Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone or wire.  You must call to notify the Funds at 855-ATACFUND (855-282-2386) before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly or quarterly basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to your true identity.  If you require additional assistance when completing your application, please contact the Transfer Agent at 855-ATACFUND (855-282-2386).

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

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Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 855-ATACFUND (855-282-2386).  Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will be processed on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Each Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

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Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, each Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 855-ATACFUND (855-282-2386).  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for, or to change, telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.

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Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  Each Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $25,000.  This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 855-ATACFUND (855-282-2386) for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500 other than as a result of a decline in the NAV of a Fund.  Each Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  Each Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

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How to Exchange Fund Shares

You may exchange all or a portion of your investment from a Fund to the other funds in the Trust that the Adviser manages within the same class.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “Buying Shares,” unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for purposes of assessing the Funds' redemption fee and for federal income tax purposes on which you may realize a taxable capital gain or loss.

You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Short Term Trading Policy”).

Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Funds:

Regular Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail [Name of the Fund(s)] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The written request must contain the following information:

•	Your account number;
•	The name of the Fund you are exchanging;
•	The dollar amount or number of shares you want to sell (and exchange); and
•	If you desire different account privileges than those currently associated with your current Fund account, complete an Account Application for the other funds in the Trust that the Adviser manages into which you want to exchange.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Exchanges by Telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may exchange your Fund shares by telephone at 855-ATACFUND (855-282-2386).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The social security or taxpayer identification number under which the account is registered.

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If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.

Redemption Fees

Redemptions of short-term holdings may create missed opportunity and trading costs for the Funds.

For these reasons, each Fund will assess a 2.00% fee on the redemption or exchange of Fund shares held for 90 days or less.  The Funds use the first-in, first-out (“FIFO”) method to determine the 90-day holding period. Under this method, if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  If this holding period is 90 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for at least a 90-day period from the date of purchase.  This fee does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains), redemptions under the SWP and shares purchased pursuant to the AIP.  A Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Funds may not always be able to track short-term trading effected through Authorized Intermediaries in non-disclosed or omnibus accounts.  While the Funds or their distributor has entered into information sharing agreements with such Authorized Intermediaries as described under the section entitled “Tools to Combat Frequent Transactions,” below, which contractually require such Authorized Intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Authorized Intermediaries and may not always be able to track short-term trading effected through these Authorized Intermediaries.  In addition, because each Fund is required to rely on information from the Authorized Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Authorized Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  Each Fund also reserves the right to waive the redemption fee, subject to its sole discretion, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Dividends and Distributions

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

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If you wish to change your distribution option, write or call the Transfer Agent at 855-ATACFUND (855-282-2386) in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received your request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund implements these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by a Fund in its sole discretion.  To minimize harm to a Fund and its shareholders, each Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  Each Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, a Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

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Tax Consequences

Distributions of each Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent a Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at the maximum federal rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares.

Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Funds’ shares and any gain on the transaction may be subject to federal income tax.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

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Shareholders will be advised annually as to the federal tax status of all distributions made by the Funds for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with a Fund, you may be responsible for fraudulent telephone orders made to your account as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closing the Funds.  The Board retains the right to close (or partially close) a Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 855-ATACFUND (855-282-2386) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Lost Shareholder.  It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

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Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related services provided by such entities, an aggregate fee of 0.25% of the Fund’s average daily net assets. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the distribution fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Payments to Financial Intermediaries

A Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of a Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Financial Highlights

The financial highlights in the following tables are intended to help you understand each Fund’s financial performance for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in each table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request or on the Funds’ website at www.atacfunds.com.

Beta Rotation Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015	For The Period Inception through August 31, 2014(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$24.19	$26.23	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.14	(0.04)	(0.07)
Net realized and unrealized gains (losses) on investments(4)	2.66	(1.27)	1.29
Total from investment operations	2.80	(1.31)	1.22

LESS DISTRIBUTIONS:
From net realized gains	–	(0.74)	–
Total distributions	–	(0.74)	–

Paid in capital from redemption fees	– (5)	0.01	0.01

Net asset value, end of period	$26.99	$24.19	$26.23

TOTAL RETURN	11.58%	-5.09%	4.92%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$6.7	$7.5	$2.6

Ratio of expenses to average net assets(7):
Before expense reimbursement	4.00%	5.42%	15.95%(8)
After expense reimbursement	1.75%	1.75%	1.75%(8)

Ratio of net investment income (loss) to average net assets(7):
Before expense reimbursement	(1.70)%	(3.82)%	(14.86)%(8)
After expense reimbursement	0.55%	(0.15)%	(0.66)%(8)

Portfolio turnover rate	1,754%	918%	1,239%(6)

(1)	Inception date of the Fund was April 9, 2014.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statements of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01.
(6)	Not annualized for periods less than one year.
(7)	Does not include income and expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

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Inflation Rotation Fund
	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	For The Period Inception through August 31, 2013(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$26.46	$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.21)	0.05	0.33	(0.28)
Net realized and unrealized gains (losses) on investments(4)	0.69	(0.94)	0.48	3.78
Total from investment operations	0.48	(0.89)	0.81	3.50

LESS DISTRIBUTIONS:
From net investment income	–	(0.09)	(0.35)	(0.22)
From net realized gains	–	–	(1.37)	–
Total distributions	–	(0.09)	(1.72)	(0.22)

Paid in capital from redemption fees	– (5)	0.01	0.01	0.05

Net asset value, end of period	$26.94	$26.46	$27.43	$28.33

TOTAL RETURN	1.81%	-3.17%	3.05%	14.28%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$83.4	$84.0	$102.8	$129.6

Ratio of expenses to average net assets(7):
Before expense reimbursement	2.09%	2.12%	1.89%	1.93%(8)
After expense reimbursement	2.02%	2.04%	1.86%	1.75%(8)

Ratio of expenses excluding interest expense to average net assets (7):
Before expense reimbursement	1.81%	1.82%	1.77%	1.93% (8)
After expense reimbursement	1.74%	1.74%	1.74%	1.75% (8)

Ratio of net investment income (loss) to average net assets(7):
Before expense reimbursement	(0.88)%	0.12%	1.17%	(1.18)%(8)
After expense reimbursement	(0.81)%	0.20%	1.20%	(1.00)%(8)

Portfolio turnover rate	2,311%	1,876%	2,431%	1,436%(6)

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01
(6)	Not annualized for periods less than one year.
(7)	Does not include income and expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

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Investment Adviser
Pension Partners, LLC
453 West 17th St., Suite 2SW
New York, New York 10011

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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ATAC Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide additional information about the Funds’ investments.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Fund (toll-free) at 855-ATACFUND (855-282-2386), by visiting the Funds’ website at www.atacfunds.com or by writing to:

ATAC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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ATAC

ROTATION MUTUAL FUNDS

Managed by Pension Partners

Alternative and Equity Mutual Funds

ATAC Beta Rotation Fund – Investor Class (BROTX)

ATAC Inflation Rotation Fund – Investor Class (ATACX)

Statement of Additional Information

December 29, 2016

This Statement of Additional Information (“SAI”) provides general information about the ATAC Beta Rotation Fund and the ATAC Inflation Rotation Fund (each a “Fund” and collectively the “Funds”), each a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated December 29, 2016 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  In addition, the Funds’ financial statements for the fiscal year ended August 31, 2016, are incorporated herein by reference to the Funds’ annual report dated August 31, 2016.  To obtain a copy of the Prospectus and/or annual report, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.atacfunds.com.

ATAC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
855-ATACFUND (855-282-2386)

Table of Contents - Statement of Additional Information

The Trust and the Funds
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The ATAC Beta Rotation Fund (the “Beta Rotation Fund”) and the ATAC Inflation Rotation Fund (the “Inflation Rotation Fund”) are series, or mutual funds, of the Trust.  Each Fund is a diversified series and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Funds and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

The Beta Rotation Fund commenced operations on April 9, 2014 and the Inflation Rotation Fund commenced operations on September 10, 2012.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in each Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.

The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as deemed fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

Table of Contents - Statement of Additional Information

All consideration received by the Trust for the issue or sale of a Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

Pension Partners, LLC (the “Adviser”) serves as the investment adviser for the Funds.

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of each Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment Limitations”), each Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While a Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Investment Objective
The investment objective of each Fund is set forth under the “Summary Section” in the Funds’ Prospectus.

The Funds seek to achieve their investment objective by investing primarily in shares of index based exchange-traded funds (“ETFs”), sometimes referred to in this SAI as “Underlying ETFs.”  Some of the risks described below with respect to a Fund’s investment in securities other than ETFs are as a result of a Fund’s investment in the Underlying ETFs, which may directly invest in these other securities.

Diversification
Each Fund is diversified.  A “diversified company” means that as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Because each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), each Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Because the Funds may invest a great percentage of its assets in the securities of fewer issuers, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities.

Percentage Limitations
Each Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Market Volatility
U.S. and international markets have from time to time experienced significant volatility.  During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  Continued volatility may have adverse effects on the Funds, and the risks discussed below may be increased.

Investment Company Securities
The Funds currently intend to limit their investments in other investment companies in accordance with the 1940 Act, or with certain terms and conditions of applicable exemptive orders issued by the SEC if such terms and conditions are approved by the Board.  These restrictions may prevent a Fund from allocating its investment in the manner the Adviser considers optimal. Each Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption, or if such fees are paid, and the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, a Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to each Fund’s own fees and expenses.

The acquisition of shares by the Funds in other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder.  Those provisions limit investments in securities issued by other registered investment companies (except for money market funds) so that not more than 3% of the outstanding stock of any one investment company will be owned by a Fund or its affiliated persons, as a whole, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder.  The exemptive order must also be subject to certain specified terms and conditions, including a requirement that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

Each Fund’s strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment as a means to achieve its investment objective.  As a shareholder of other investment companies, each Fund bears, along with other shareholders, its pro rata portion of the other investment companies’ expenses, including management fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses are in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations.

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Closed-End Funds.  Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value (“NAV”) per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. When a Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Open-End Mutual Funds.  Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds. The Funds primarily invest in ETFs.  ETFs typically are open-end investment companies with shares that are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange, like a stock.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  In the future, the Funds may enter into such agreements allowing each Fund to purchase and redeem its shares directly from the ETF.

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If a Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Exchange-Traded Notes
The Funds may invest in Exchange-Traded Notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.

Foreign Investments and Currencies
The Funds may invest in securities of foreign issuers that are not traded in the United States and/or are not U.S. dollar denominated, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Funds may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are traded on a U.S. exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:

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Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Funds’ investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.

Currency Fluctuations.  The Funds may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  The Adviser expects that many foreign securities in which a Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

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Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States.  It may be more difficult to obtain and enforce a judgment against a foreign issuer.  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.  The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those foreign countries.

Taxes.  The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.  Foreign issuers may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.

Additional Risks of Emerging Markets.  In addition, a Fund may invest in securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political, and economic instability.  Emerging market countries typically have smaller securities markets than developed countries, and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures governing private or foreign investment, and limited judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians, and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets, and even where there is no outright restriction on repatriation the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Commodities
Companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The prices of commodities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.  As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in the prevailing interest rates.  Conversely, during those same periods, the prices of certain commodities, such as oil and metals, have historically tended to increase.  However, there can be no guarantee of such performance in the future.

Real Estate Securities
The real estate securities in which the Fund may invest consist of securities issued by Real Estate Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter.  A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions.  REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages.  A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax.  As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.  There is the risk that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income.  By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in which the Fund invests.  A REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income.  A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT.  In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

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Fixed-Income Securities
The Funds may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Funds may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO.  The Funds will not invest in securities that are rated below D by S&P or Moody’s.  The Funds may hold a debt security rated below D if a downgrade occurs after the security has been purchased.  The Funds may also invest in unrated debt securities that the Adviser believes are of comparable quality to the rated securities in which the Funds may purchase.

Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that a Fund could lose money if the issuer of a debt security defaults or fails pay interest or principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.  In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. Therefore, the possibility exists that, as a result of bankruptcy, litigation, or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

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Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Exchange-Traded Notes.  The Funds may invest in ETNs.  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

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Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  A Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

•	Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
•	Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
•	Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.  However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years.  Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.  Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

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Mortgage-Backed Securities. Mortgage-backed securities generally represent interests in pools of mortgages on residential or commercial property. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.  Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.

Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.  In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price.  This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. In addition to prepayment and extension risk, commercial mortgage-backed securities also reflect the risks of investing in the real estate securing the underlying mortgage loans including, the effects of local and other economic conditions on real estate markets, the ability of the property owner to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Municipal Securities.  Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Unrated Debt Securities.  The Funds may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, agencies and instrumentalities of the U.S. government, and by corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the Funds to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

U.S. Government Obligations
The Funds may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Funds may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.”  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

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Warrants and Rights
The Funds may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

When-Issued Securities
When-issued securities transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities.  As required, the Fund will establish in a segregated account, or earmark as segregated on the books of the Custodian, an amount of liquid assets equal to 102% of the amount of its commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments.

Initial Public Offerings
The Funds may invest in securities offered by companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Private Placements and Restricted Securities
The Funds may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of a Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, a Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.

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Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  A Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, a Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of such security will be reviewed to determine what, if any, action is required to assure that each Fund does not exceed its percentage limitation for investments in illiquid securities.

Cash Investments
Each Fund may invest in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in amounts up to 100% of its assets in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.

For longer periods of time, a Fund may hold a substantial position in Cash Investments, which may result in the Fund not achieving its investment objective.  If the market advances during periods when a Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that a Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Cash Investments are subject to credit risk and interest rate risk although to a lesser extent than longer-term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.

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The Funds may invest in any of the following Cash Investments:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 calendar days from the date of acquisition.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that a Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, a Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  A Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s, similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

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Securities Lending
A Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.

A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent a Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security, and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, whether there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, whether an analysis similar to that which would be performed by an NRSRO is performed.  A Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Board to be liquid.

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Repurchase Agreements
A Fund may enter into repurchase agreements.  Under such agreements, a Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker‑dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, each Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, each Fund will always receive, as collateral for any repurchase agreement to which it is a party, securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time when a Fund enters into a reverse repurchase agreement, the Fund’s liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations), having a value at least as great as the purchase price of the securities to be purchased, will be segregated on the Fund’s books and held by the Custodian throughout the period of the obligation. Reverse repurchase agreements are considered a form of borrowing, and the use of reverse repurchase agreements by a Fund creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or NAV would decline faster than otherwise would be the case. The Funds intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, each Fund will always receive, as collateral for any repurchase agreement to which it is a party, securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Borrowing
Each Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks for investment purposes.  In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings, which are paid by the Funds, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Cybersecurity Risk
The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

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The Funds may not:

1.	Issue senior securities, borrow money or pledge their assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;

2.	Underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.	Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.	Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund); or

6.	Invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to investments in other investment companies or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Below is the only non-fundamental investment restriction applicable to each Fund.  This restriction can be changed by the Board, but the change will only be effective after prior written notice is given to shareholders of the Fund.

A Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.  With respect to borrowing, if at any time a Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

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Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board.  The Board consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees that are not considered to be “interested persons,” of the Trust as defined by the 1940 Act (“Independent Trustees”)  – Messrs. David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series.  The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is a board member (and therefore an interested person) of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Independent Trustees have appointed Leonard M. Rush as lead Independent Trustee, with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.

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In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert,” meets with the President, Treasurer and the Funds’ independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	35	Retired, Chief Financial Officer, Robert W. Baird & Co. Incorporated (2000-2011).	Independent Trustee, ETF Series Solutions ( 13 Portfolios) (2012-Present); Director, Anchor Bancorp Wisconsin, Inc. (2011-2013).
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Valuation Committee Chairman	Indefinite Term; Since April 2011	35	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions ( 13 Portfolios) (2012-Present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee	Indefinite Term; Since April 2011	35	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Investment Trust ( 9 Portfolios) (2006-Present); Independent Trustee, RiverNorth Opportunities Closed-End Fund (2015-Present)
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Chairman, and Trustee	Indefinite Term; Since January 2011	35	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti- Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Jeanine M . Bajczyk, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Secretary	Indefinite Term; Since August 2015	N/A	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2006 to present).	N/A
Thomas A. Bausch, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1979	Assistant Secretary	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-present); Associate, Godfrey & Kahn S.C. (2012-2016); Graduate, University of Wisconsin Law School (2009-2012).	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008-present)	N/A

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Doug Schafer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2002-present)	N/A
* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Kern’s trustee attributes include substantial industry experience, including his 34 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), fund administrator (“Administrator”) and transfer agent (“Transfer Agent”) to the Trust) where he manages business development and has previously managed the mutual fund Transfer Agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including 23 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the lead Independent Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including 33 years of senior management and marketing experience with 29 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.

Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2015.

Dollar Range of Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	Beta Rotation Fund(1)	Inflation Rotation Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
David A. Massart	None	None	None
Leonard M. Rush	None	None	None
David M. Swanson	$1-$10,000	$1-$10,000	$50,001-$100,000
Interested Trustee
Robert J. Kern	None	None	None
(1)	The ATAC Beta Rotation Fund’s inception date was April 9, 2014.

As of November 30, 2016 , the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.

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Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent registered public accounting firm concerning the scope of the audit and the auditor’s independence. The Audit Committee met twice with respect to each Fund during the Funds’ fiscal year ended August 31, 2016 .

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating Committee did not meet during the Funds’ fiscal year ended August 31, 2016.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, Treasurer and Assistant Treasurers.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  Any one of the Chairman, President, Treasurer or Assistant Treasurers and an Independent Trustee must be present for the Valuation Committee to meet.  The primary members of the Valuation Committees are the President and Mr. Massart.  The Valuation Committee did not meet with respect to the Funds during the Funds’ fiscal year ended August 31, 2016.

Trustee Compensation
Effective May 23, 2016, the Independent Trustees each receive an annual retainer fee of $87,000 per calendar year, which compensates them for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary.  Prior to May 23, 2016, the annual retainer fee was $69,000.  Each Independent Trustee also receives added compensation for each additional meeting attended of $1,500 for an in-person meeting and $1,000 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings. The Chairman of the Audit Committee and the Valuation Committee each receive additional compensation of $5,000 per year, and the lead Independent Trustee receives additional compensation of $6,000 per year.  The Interested Trustee does not receive any compensation for his service as Trustee. Trustee fees and expenses are allocated among all active series of the Trust, including the Funds.  The following table sets forth the compensation received by the Independent Trustees for the Fund’s fiscal year ended August 31, 2016.

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Name of Person/Position	Aggregate Compensation from the Beta Rotation Fund	Aggregate Compensation from the Inflation Rotation Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust Paid to Trustees
Leonard M. Rush, Lead Independent Trustee and Audit Committee Chairman	$2,789	$2,789	None	None	$82,500
Roel C. Campos, Independent Trustee (1)	$1,439	$1,439	None	None	$41,500
David A. Massart, Independent Trustee and Valuation Committee Chairman	$2,585	$2,585	None	None	$76,500
David M. Swanson, Independent Trustee and Nominating Committee Chairman	$2,416	$2,416	None	None	$71,500
Robert J. Kern, Interested Trustee	None	None	None	None	None
[1]	Mr. Campos resigned as an Independent Trustee effective February 22, 2016.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  The following tables list the shareholders considered to be either a control person or a principal shareholder of each Fund as of November 30, 2016:

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BETA ROTATION FUND
Name and Address	% Ownership	Type of Ownership (1)
National Financial Services For the Benefit of its Customers P.O. Box 5000 Cincinnati, Ohio 45201-5000	39.50%	Record
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, California 92121-3091	23.60%	Record
Charles Schwab and Co Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, California 94105-1905	17.68%	Record
Pershing LLC For the Benefit of its Customers P.O. Box 2052 Jersey City, New Jersey 07303	6.40%	Record
TD Ameritrade, Inc. 200 S. 108th Avenue Omaha, Nebraska 68154-2631	5.92%	Record

INFLATION ROTATION FUND
Name and Address	% Ownership	Type of Ownership (1)
National Financial Services For the Benefit of its Customers P.O. Box 5000 Cincinnati, Ohio 45201-5000	39.88%	Record
UBS WM USA OMNI ACCT MF 1000 Harbor Boulevard, 5th Floor Weehawken, New Jersey 07086-6761	21.82%	Record
Charles Schwab and Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, California 94105-1905	21.46%	Record
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, California 92121-3091	5.26%	Record
(1) “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, e.g. “ABC Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, e.g. “Jane Doe Shareholder.” "Both" refers to accounts held by the company of record, for the actual or pecuniary interest of others (e.g., "ABC Brokerage, Inc. FBO Its Customers").

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Investment Adviser
Investment advisory services are provided to each Fund by the Adviser, Pension Partners, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is majority owned by Edward M. Dempsey, CFP®.

Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes the Funds with an investment program consistent with each Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions, and reports to the Board on the Funds’ investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Funds.  The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.

After an initial two-year period with respect to each Fund, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of a Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment, mistake of law, loss arising out of any investment, or act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Funds, the Adviser has agreed to waive all or a portion of its management fee, and may reimburse each Fund for its operating expenses, as specified in the Prospectus.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver and expense reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense reimbursement occurred and at the time of the recoupment.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 28, 2017.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.

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The total advisory fees paid by each Fund during the fiscal periods ended August 31 were as follows:

Beta Rotation Fund

	Fiscal Year Ended August 31, 2016	Fiscal Year Ended August 31, 2015	Fiscal Period From April 9, 2014(1) To August 31, 2014
Advisory Fee Accrued	$89,227	$56,378	$7,419
Advisory Fees Waived	$89,227	$56,378	$7,419
Total Advisory Fees Paid to Adviser	$0	$0	$0
(1) The Beta Rotation Fund’s inception date.

Inflation Rotation Fund

	Fiscal Year Ended August 31, 2016	Fiscal Year Ended August 31, 2015	Fiscal Year Ended August 31, 2014
Advisory Fee Accrued	$1,065,319	$999,232	$1,440,786
Advisory Fees Waived	$59,221	$64,656	$29,093
Total Advisory Fees Paid to Adviser	$1,006,098	$934,576	$1,411,693

Portfolio Managers
The Funds are managed by Edward M. Dempsey and Michael A. Gayed (the “Portfolio Managers”).

The following table provides information regarding other accounts managed by the Portfolio Managers as of August 31, 2016 :

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Edward Dempsey	0	$0	0	$0	37	$10.8
Michael Gayed	0	$0	0	$0	37	$10.8

As of August 31, 2016 , the Portfolio Managers did not manage any accounts pursuant to a performance-based advisory fee.

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  Given that the other accounts may have the same investment objective as a Fund, a conflict of interest may arise as a result of the identical investment objectives whereby a Portfolio Manager could favor one account over another.  Another conflict might arise as a result of a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of a Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The Adviser compensates the Portfolio Managers for their management of the Funds and other accounts.  The Portfolio Managers also share in the profits of the Adviser. The Portfolio Managers’ compensation is paid by the Adviser and not by any Fund or client account.

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As of August 31, 2016 , the Portfolio Managers beneficially owned the following shares of each Fund:

Portfolio Manager	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
	Beta Rotation Fund	Inflation Rotation Fund
Edward M. Dempsey	$10,001 - $50,000	$100,001 - $500,000
Michael A. Gayed	$100,001 - $500,000	$100,001 - $500,000

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Administrator acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Funds; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from each Fund a fee computed daily and payable monthly based on the Fund’s average net assets, subject to a minimum fee. USBFS also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.

The following tables show the amount each Fund paid in administration and accounting fees to USBFS during their respective fiscal periods ending August 31:

	2016	2015	2014
Beta Rotation Fund	$70,250	$70,927	$33,676(1)
Inflation Rotation Fund	$90,202	$85,868	$119,497
                   (1)    The Beta Rotation Fund’s inception date was April 9, 2014.

Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank N.A., an affiliate of USBFS, serves as the custodian of the Funds’ assets.  For its services, the Custodian receives a monthly fee based on a percentage of each Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

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Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust and as independent legal counsel to the Board.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 serves as the independent registered public accounting firm for the Funds.  Its services include auditing the Fund’s financial statements and the performance of related tax services.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Funds’ shares on a best efforts basis.  The offering of the Funds’ shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years with respect to each Fund, and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of a Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Distribution (Rule 12b-1) Plan
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of 0.25% of the Fund’s average daily net assets.  The 12b-1 Plan provides that the Distributor may use all or any portion of a Fund’s Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of the Fund’s shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services. With respect to each Fund, the 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

The following table shows the 12b-1 fees incurred by each Fund during the fiscal periods ended August 31.

	2016	2015	2014
Beta Rotation Fund	$17,845	$11,276	$1,484(1)
Inflation Rotation Fund	$213,064	$199,846	$288,157
(1)	The Beta Rotation Fund’s inception date was April 9, 2014.

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The following table shows the allocation of the 12b-1 fees paid by each Fund during the Fiscal Year Ended August 31, 2016.

	Beta Rotation Fund	Inflation Rotation Fund
Advertising/Marketing	$0	$0
Printing/Postage	$0	$0
Payment to distributor	$0	$0
Payment to dealers	$17,845	$213,064
Compensation to sales personnel	$0	$0
Other	$0	$0
Total	$17,845	$213,064

The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of a Fund’s shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets and affiliates of the Adviser), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by a Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, a Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, a Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

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In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Servicing Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute a Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

Purchases of portfolio securities for a Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.

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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for a Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts of the Adviser and its affiliates.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be aggregated and receive an average share price and on a pro-rata basis allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

The following table shows the amount of brokerage commissions paid by each Fund during the fiscal periods ended August 31:

	2016	2015	2014
Beta Rotation Fund	$17,984	$8,016	$3,594 (1)
Inflation Rotation Fund	$339,517	$162,946	$405,489
                    (1)   The Beta Rotation Fund’s inception date was April 9, 2014.

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Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively affected by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions. The following table shows each Fund’s portfolio turnover rate during the fiscal periods ended August 31.

	2016	2015
Beta Rotation Fund	1,754%	918%
Inflation Rotation Fund	2,311%	1,876%

Code of Ethics
The Trust, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Trust, Adviser and Distributor to invest in securities that may be purchased or held by a Fund.

Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and its shareholders, taking into account the value of the Fund’s investments.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of a Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders.  Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and Procedures. A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:

•	The Adviser analyzes each proxy on a case-by-case basis in the long-term interests of the Fund;
•	In the event of a conflict between the interest of the Fund and its shareholders and those of the Adviser, the Adviser votes proxies utilizing either pre-established policy guidelines or the recommendations of an independent third party – Institutional Shareholder Services (“ISS”);

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•	The Adviser overrides the recommendations of ISS only if it believes that a different vote is in the best interests of the Fund; and
•	If such override involves a conflict of interest between the interest of the Fund and its shareholders and those of the Adviser, the Adviser will (i) follow the recommendation of another nationally recognized third-party proxy advisory service, (ii) fully document its reasons for voting in the proposed manner, (iii) disclose the conflict to the Fund and vote as directed by the Fund, (iv) erect information barriers to insulate the decision maker(s) from the conflict, (v) abstain from voting where appropriate, and (vi) implement any other procedure that results in a decision demonstrably based on the Fund’s best interest and not the product of the conflict.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which a Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Board has determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board has authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Funds’ shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Each Fund also discloses its fiscal quarter-end holdings on its website at www.atacfunds.com with a 60 calendar day lag.  Each Fund’s holdings will remain posted on the website until next updated by required regulatory filings with the SEC.  A Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings commencing the day after the information is first published on the Funds’ website.  In addition, a Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of a Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Funds’ accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Funds’ web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when a Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Such portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect a Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of each Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

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The NAV per share is computed by determining each Fund’s “Net Assets” and dividing by the Fund’s total number of shares outstanding.  The Net Assets are calculated by (1) taking the value of all assets, less liabilities, held by the Fund; and (2) subtracting “Accrued Expenses.”

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

A Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures.

When market prices are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Participation Notes are valued at the mean between bid and ask prices.

Foreign securities are generally valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.

Exchange traded options are generally valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares

Shares of each Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that a Fund calculates its NAV.  A Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

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Orders received by a Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the NAV next calculated after the Transfer Agent receives the order from the financial intermediary.

Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:

•	The name of the Fund you are investing in;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund you are redeeming;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request was received by the Transfer Agent within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

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Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.

The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications
The Funds will not accept a request to cancel or modify a transaction once processing has begun.

Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable U.S. federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.

If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.

As long as the Funds meet certain requirements that govern the Funds’ source of income, diversification of assets and distribution of earnings to shareholders, the Funds will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to their shareholders. With respect to the source of income requirement, the Funds must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.

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With respect to the diversification of assets requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of each Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund control and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.

In addition, pursuant to tax regulations the Funds may invest no more than 25% of their total assets in the securities of MLPs and other entities treated as QPTPs.  The Funds will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Funds are in compliance with the restriction.

The Funds’ policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes based on net income.  However, a Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If a Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent that a Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that part of the distributions by a Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Any distributions to you in excess of the Funds’ investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Investment income received by the Funds from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Funds. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Funds will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Funds may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Funds not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Funds on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested in various countries is not known.  Under circumstance described below, the Funds may elect to pass-through foreign taxes paid by the Funds to shareholders, although they reserve the right not to do so.  If the Funds make such an election and obtains a refund of foreign taxes paid by the Funds in a prior year, the Funds may be eligible to reduce the amount of foreign taxes reported by the Funds to their shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

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The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Funds through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  Each Fund will calculate cost basis using the Fund’s default method, unless you instruct the Fund to use a different calculation method.  For additional information regarding the Funds’ available cost basis reporting methods, including its default method, please contact the Funds.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Gain or loss recognized by the Funds on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

The Funds’ transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  In certain cases, the Funds may make an election to treat such gain or loss as capital.

The Funds may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Funds intend to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the Funds’ fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Funds are required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Funds. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Funds can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Funds to make a mark-to-market election.  If the Funds are unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Funds may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Funds to their shareholders. Additional charges in the nature of interest may be imposed on the Funds in respect of deferred taxes arising from such distributions or gains.

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Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
Each Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distribution is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

A Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

As of August 31, 2016, the Inflation Rotation Fund had short-term capital loss carryovers of $7,529,944, which will be permitted to be carried over for an unlimited period.  The Inflation Rotation Fund deferred, on a tax basis, short-term post-October losses of $4,892,837.  The Inflation Rotation Fund also deferred, on a tax-basis, late year ordinary losses of $532,493.

Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

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Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
The Funds’ annual report to shareholders for the fiscal year ended August 31, 2016 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(ATAC Beta Rotation Fund)
(ATAC Inflation Rotation Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

	(2)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the ATAC Beta Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(e)	(1)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

	(2)
First Amendment to the Distribution Agreement between the Trust, on behalf of the ATAC Beta Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

1

		(ii)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.

		(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

		(ii)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

		(ii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

		(ii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

	(4)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and the ATAC Beta Rotation Fund, and Pension Partners, LLC –  incorporated herein by reference from Post-Effective Amendment No. 195 to Registrant’s Registration Statement on Form N-1A filed on December 22, 2015

(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

	(2)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the ATAC Beta Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

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(j)	(1)	Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the ATAC Inflation Rotation Fund and ATAC Beta Rotation Fund – filed herewith
(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A filed on March 24, 2016.

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)		Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 252 to the Trust’s Registration Statement on Form N-1A filed on November 30, 2016.
(n)		Not-Applicable
(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 190 to the Trust’s Registration Statement on Form N-1A filed on November 25, 2015.
(2)
Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 193 to the Trust’s Registration Statement on Form N-1A filed on December 18, 2015.

	(3)	Code of Ethics for Pension Partners, LLC – filed herewith

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	LKCM Funds
Allied Asset Advisors Funds	LoCorr Investment Trust
Alpha Architect ETF Trust	Lord Asset Management Trust
Alpine Equity Trust	MainGate Trust
Alpine Income Trust	Managed Portfolio Series
Alpine Series Trust	Manager Directed Portfolios
Amplify ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Merger Fund
Appleton Funds	Monetta Trust
Barrett Opportunity Fund, Inc.	Nicholas Fund, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
Compass EMP Funds Trust	Provident Mutual Funds, Inc.
DoubleLine Funds Trust	Rainier Investment Management Mutual Funds
ETF Series Solutions	RBC Funds Trust
Evermore Funds Trust	Series Portfolio Trust
FactorShares Trust	Stone Ridge Trust
First American Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Stone Ridge Trust III
Glenmede Fund, Inc.	Stone Ridge Trust IV
Glenmede Portfolios	Stone Ridge Trust V
GoodHaven Funds Trust	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street EWM Funds Trust
Horizon Funds	Westchester Capital Funds
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.
Jacob Funds, Inc.

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(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pension Partners, LLC 453 West 17th St., Suite 2SW New York, New York 10014
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 257 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 257 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on December 22, 2016.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 22nd day of December, 2016.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description
(j)(1)	Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the ATAC Inflation Rotation Fund and ATAC Beta Rotation Fund
(p)(3)	Code of Ethics for Pension Partners, LLC

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